Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity in Outstanding Stock Options

A summary of activity in the outstanding stock options for the years ended December 31, 2018 and 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Range of Exercise Prices
Outstanding at January 1, 2018	268,375	$14.77	5.87
Granted	85,500	26.89
Exercised	(28,450)	11.16

Outstanding at December 31, 2018	325,425	$18.27	6.52	$8.40 to $27.00

Exercisable at December 31, 2018	150,525	$14.29	4.26	$8.40 to $27.00

Outstanding at January 1, 2017	267,425	$14.11	6.27
Granted	20,500	20.43
Exercised	(19,550)	11.73

Outstanding at December 31, 2017	268,375	$14.77	5.87	$8.00 to $22.75

Exercisable at December 31, 2017	142,575	$13.28	3.98	$8.00 to $22.75

Schedule of Stock Options Weighted Average Assumptions Using Black-Scholes Option Pricing Model

The calculated value of each grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2018	2017
Dividend yield (after three years)	1.50%	1.50%
Expected life in years	7	7
Expected volatility	10.00%	10.00%
Risk free interest rate	3.05%	2.07%